Note 6 - Related Party Transactions (Details Textual)	1 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Service Management Costs Daily Fee Related Party | €				€ 775		€ 720		€ 720
Related Party Agreement Term (Year)			5 years	5 years
Accounts Receivable, after Allowance for Credit Loss, Current			$ 976,496				$ 572,961
Accounts Payable, Current			3,667,935				5,160,068
Sales Commissions and Fees			3,139,471		$ 3,595,381
Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction			2,752,178		2,345,944
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction			1,075,000		1,000,000
Related Party [Member]
Accounts Receivable, after Allowance for Credit Loss, Current			0				32,146
Accounts Payable, Current			$ 1,141,102				$ 0
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage			1.00%	1.00%			1.00%	1.00%
Sales Commissions and Fees			$ 142,266
Eurochart [Member] | Vessel Sales [Member] | Commission [Member]
Related Party Transaction, Amounts of Transaction	$ 175,000	$ 175,000
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage			1.25%	1.25%
Eurochart [Member] | Charter Services [Member]
Sales Commissions and Fees			$ 1,159,646		1,218,107
Sentinel [Member]
Related Party Transaction, Amounts of Transaction			52,686		59,834
Related Party Transaction Commission on Premium, Maximum, Percentage							5.00%	5.00%
Technomar [Member]
Related Party Transaction, Amounts of Transaction			$ 107,371		$ 121,600
Related Party Transaction Amounts of Transaction Per Crew Member Per Month							$ 50